Related Party Transactions - Summary of Significant Loan Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 36		₩ 37
Loan		41		36
Collection		(36)		(37)
Ending		41		36
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		105,423		113,794
Loan		15		2,141
Collection		(11,715)		(10,512)
Ending		93,723		105,423
Star-Lord General Investors Private Real Estate Investment Company No.10
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		149,898		149,590
Loan		150,000		308
Collection		(150,301)		0
Ending		149,597		149,898
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		1
Loan				0
Collection				(1)
Ending				0
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,764		2,875
Loan		1,514		9
Collection		(337)		(1,120)
Ending		2,941		1,764
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		43		14
Loan		23		43
Collection		(43)		(14)
Ending		23		43
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,205		5,938
Loan		0		1,267
Collection		(4,773)		0
Ending		2,432		7,205
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		25		20
Loan		0		5
Collection		(3)		0
Ending		22		25
Spark Biopharma Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,649		7,467
Loan		23		15
Collection		(100)		(2,833)
Ending		4,572		4,649
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000		1,000
Loan		0		0
Collection		0		0
Ending		1,000		1,000
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		1,935
Loan	[1]			0
Collection	[1]			(1,935)
Ending	[1]			0
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		442		3,999
Loan		0		0
Collection		(60)		(3,557)
Ending		382		442
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,001		2,003
Loan		3		1
Collection		(2,001)		(3)
Ending		3		2,001
KB No.21 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,122		2,987
Loan		0		135
Collection		(3,122)		0
Ending		0		3,122
KB No.22 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		2,985
Loan	[1]			0
Collection	[1]			(2,985)
Ending	[1]			0
COSES GT Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		1
Loan	[1]			0
Collection	[1]			(1)
Ending	[1]			0
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,574		7,000
Loan		0		0
Collection		(1,574)		(5,426)
Ending		0		1,574
UPRISE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,817		5,710
Loan		117		0
Collection		0		(3,893)
Ending		1,934		1,817
Channel Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		20,141		16,906
Loan		0		3,235
Collection		(4,422)		0
Ending		15,719		20,141
Bioprotect Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,628		4,474
Loan		978		154
Collection		0		0
Ending		5,606		4,628
Go2joy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,200		1,200
Loan		0		0
Collection		0		0
Ending		1,200		1,200
S&E Bio Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,016		4,013
Loan		9		2,016
Collection		(16)		(13)
Ending		6,009		6,016
Bluepointpartners Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,636		1,874
Loan		31		0
Collection		0		(238)
Ending		1,667		1,636
Xenohelix Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,104		3,100
Loan		555		4
Collection		(4)		0
Ending		3,655		3,104
Contents First
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		23,278		17,642
Loan		20		7,001
Collection		(1,611)		(1,365)
Ending		21,687		23,278
KB-MDI Centauri Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		21,058		18,993
Loan		0		2,065
Collection		(2,032)		0
Ending		19,026		21,058
OKXE Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,722		800
Loan		0		1,922
Collection		0		0
Ending		2,722		2,722
Key management personnel
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,125		5,490
Loan		6,710		7,245
Collection		(4,587)		(5,610)
Ending		9,248		7,125
Wyatt Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		6,000
Loan		0		0
Collection		(3,000)		(3,000)
Ending		0		3,000
Banksalad Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,059		9,148
Loan		0		0
Collection		(2,059)		(7,089)
Ending		0		2,059
Checkmate Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,200		3,200
Loan		0		0
Collection		0		0
Ending		3,200		3,200
IMBiologics Corp.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,002		7,005
Loan		6,145		2
Collection		(2)		(5)
Ending		13,145		7,002
Pin Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,029		5,011
Loan		20		2,029
Collection		(29)		(11)
Ending		7,020		7,029
Hibiscus Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		14,717		12,915
Loan		1,823		1,802
Collection		0		0
Ending		16,540		14,717
SuperNGine Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,478		2,599
Loan		16		2
Collection		(482)		(123)
Ending		2,012		2,478
Desilo Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	3,468		3,468
Loan		0		0	[1]
Collection		(300)		0	[1]
Ending		3,168		3,468	[1]
RMG-KB BioAccess Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,379		5,036
Loan		6,330		4,343
Collection		0		0
Ending		15,709		9,379
RMG-KB BP Management Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		344		174
Loan		150		170
Collection		0		0
Ending		494		344
IGGYMOB Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		5,007
Loan				0
Collection				(5,007)
Ending				0
Turing Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,900		4,901
Loan		0		0
Collection		0		(1,001)
Ending		3,900		3,900
Kukka Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,490		2,490
Loan		0		0
Collection		(2,490)		0
Ending		0		2,490
ZIPDOC Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		2,000
Loan				0
Collection				(2,000)
Ending				0
Gushcloud Talent Agency
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		3,688
Loan				0
Collection				(3,688)
Ending				0
NexThera Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		3,000
Loan		0		0
Collection		0		0
Ending		3,000		3,000
Chabot Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,580		2,000
Loan		0		580
Collection		(2,580)		0
Ending		0		2,580
TeamSparta Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,006		4,308
Loan		0		5
Collection		(4,006)		(307)
Ending		0		4,006
FutureConnect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,499		1,499
Loan		0		0
Collection		(1,499)		0
Ending		0		1,499
Wemade Connect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,495		12,337
Loan		4,393		29
Collection		(29)		(4,871)
Ending		11,859		7,495
KB No.25 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,850		2,025
Loan		65		0
Collection		0		(175)
Ending		1,915		1,850
KB No.26 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,150		2,204
Loan		0		0
Collection		(2,150)		(54)
Ending		0		2,150
KB No.27 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,877		6,054
Loan		405		0
Collection		0		(177)
Ending		6,282		5,877
Grinergy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1	[2]	6,486
Loan		7,298	[2]	1	[1]
Collection		0	[2]	(6,486)	[1]
Ending	[2]	7,299		1	[1]
3D Interactive Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,306		2,342
Loan		2		6
Collection		(2,147)		(42)
Ending		161		2,306
Bigwave Robotics Corp.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,789		2,781
Loan		1,600		39
Collection		(39)		(31)
Ending		4,350		2,789
Neuroptika Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,879		5,879
Loan		0		0
Collection		0		0
Ending		5,879		5,879
Blinkers Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		999
Loan	[1]			0
Collection	[1]			(999)
Ending	[1]			0
XL8 INC.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,869		5,148
Loan		0		721
Collection		(140)		0
Ending		5,729		5,869
Elev8-Capital Fund I
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		16,250		6,656
Loan		0		9,594
Collection		(2,373)		0
Ending		13,877		16,250
New Daegu Busan Expressway Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		24,264		72,742
Loan		18		27
Collection		(24,267)		(48,505)
Ending		15		24,264
AIM FUTURE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,908		2,900
Loan		6		8
Collection		(8)		0
Ending		2,906		2,908
Novorex Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,008		2,000
Loan		2,014		8
Collection		(8)		0
Ending		4,014		2,008
TMAP Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		73		106
Loan		116		73
Collection		(73)		(106)
Ending		116		73
ASSEMBLE CORPORATION
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,021		6,155
Loan		12		21
Collection		(171)		(155)
Ending		5,862		6,021
Newavel Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		20		3,013
Loan		0		20
Collection		(20)		(3,013)
Ending		0		20
KB No.28 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,113		0
Loan		0		2,113
Collection		(2,113)		0
Ending		0		2,113
KB No.29 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,015		0
Loan		144		3,015
Collection		0		0
Ending		3,159		3,015
KB No.30 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,835		0
Loan		58		2,835
Collection		0		0
Ending		2,893		2,835
KB No.31 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,301		0
Loan		177		4,301
Collection		0		0
Ending		4,478		4,301
Logpresso Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,031		0
Loan		6,040		3,031
Collection		(31)		0
Ending		9,040		3,031
Onheal Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,000		0
Loan		0		10,000
Collection		0		0
Ending		10,000		10,000
Ascent Global Fund III
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,767		0
Loan		0		3,767
Collection		(90)		0
Ending		3,677		3,767
DYNE MEDICAL GROUP Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,023		0
Loan		33		5,023
Collection		(22)		0
Ending		5,034		5,023
TriOar Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,016		0
Loan		2,012		3,016
Collection		(16)		0
Ending		5,012		3,016
Coxwave Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		0
Loan		0		3,000
Collection		0		0
Ending		3,000		3,000
SDT Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,105		0
Loan		768		3,105
Collection		0		0
Ending		3,873		3,105
Yeoulhyulgangho
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		500		0
Loan		0		500
Collection		0		0
Ending		500		500
ADPGREEN
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		25		0
Loan		23		25
Collection		(25)		0
Ending		23		25
Xpanner Inc
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,673		0
Loan		235		9,673
Collection		0		0
Ending		9,908		9,673
GCSM Holdings Limited
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		9,506		0
Loan		0		9,506
Collection		(673)		0
Ending		8,833		9,506
Qoala
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,554		0
Loan		0		6,554
Collection		(6,554)		0
Ending		0		6,554
KB No.33 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		4,304
Collection		0
Ending		4,304		0
Spoonlabs Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		15,006		19,506
Loan		0		0
Collection		(15,006)		(4,500)
Ending		0		15,006
Koru Pharma Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		7,890
Collection		0
Ending		7,890		0
WhaTap Laps Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		7,350
Collection		0
Ending		7,350		0
Lemontree Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		999
Collection		0
Ending		999		0
GAME TALES
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,000
Collection		0
Ending		3,000		0
Streami Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		3,047
Collection		0
Ending		3,047		0
ANTIGRAVITY
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		419
Collection		(7)
Ending		412		0
HyperAccel Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		8,500
Collection		0
Ending		8,500		0
Aldaver
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
enParticle Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
ALL ROUND DOCTORS Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
Emocog Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		4,000
Collection		0
Ending		4,000		0
ByL
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		14,967
Collection		0
Ending		14,967		0
Allra Fintech Corp.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		26
Collection		0
Ending		26		0
Nextrade Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		131
Collection		0
Ending		131		0
VP Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2
Collection		0
Ending		2		0
Balhae Infrastructure Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		85,000
Collection		0
Ending		85,000		0
Semicolon Susong REITs Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		25,000
Collection		(67)
Ending		₩ 24,933		₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2024.
[2]	Excluded from the Group’s related party as of December 31, 2025.